Filed pursuant to Rule 497(d)


                       VAN KAMPEN UNIT TRUSTS, SERIES 870

                 The Dow Jones Large Cap Growth Strategy 2009-2

                 Supplement to the Prospectus Dated May 14, 2009

   Notwithstanding anything to the contrary in the prospectus for the above referenced Trust, the hypothetical total returns for the Dow Jones Large Cap Growth Index for the below referenced periods, which appear on page 5 of the prospectus, are amended to read as follows:

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                                DOW JONES LARGE CAP GROWTH INDEX
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             1993                         (0.19)%
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             1994                          3.99%
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             1995                         36.46%
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             1996                         23.24%
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             1997                         33.28%
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             1998                         45.77%
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             1999                         36.38%
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             2000                        (32.41)%
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             2001                        (25.46)%
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             2002                        (31.58)%
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             2003                         29.52%
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             2004                          5.18%
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             2005                          2.56%
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             2006                          7.50%
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             2007                         12.02%
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             2008                        (39.43)%
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           Through
           4/30/09                         5.58%
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Supplement Dated: February 9, 2010